SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Local – United States	$ (142,912)	$ (187,379)	$ (310,697)	$ (293,804)	$ (736,946)	$ (706,659)
Loss before income tax	(381,888)	(403,952)	(820,179)	(694,110)	(1,670,134)	(2,387,613)
MALAYSIA
Foreign, Tax jurisdictions	(241,867)	(189,395)	(516,152)	(354,459)	(864,794)	(1,064,314)
HONG KONG
Foreign, Tax jurisdictions	$ 2,891	$ (27,178)	$ 6,670	$ (45,847)	$ (68,394)	$ (616,640)